Note 6 - Acquisition of Gatling Exploration Inc. (Details Textual) - Gatling Exploration Inc. [member] $ in Millions	May 20, 2022 CAD ($) shares
Statement Line Items [Line Items]
Issue of convertible instruments | $	$ 3
Percentage of voting equity interests acquired	100.00%
Asset acquisition, share exchange ratio	0.0170627
Asset acquisition, shares issued (in shares)	774,643
Asset acquisition, replacement stock options issued (in shares)	43,675
Asset acquisition, replacement warrants issued (in shares)	53,508
Asset acquisition, shares, liabilities Settled (in shares)	63,492